Subsequent Event - Additional Information (Detail) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Feb. 14, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Amount For Common Stock Repurchased Under Ncib		$ 207	$ 13
Subsequent Event [Member]
Number Of Common Stock Purchased During Period For Cancellation Of Stock	1,187,382
Number Of Common Stock Purchased During Period For Share Based Compensation	92,928
Cash Amount For Common Stock Repurchased Under Ncib	$ 51